INTANGIBLE ASSETS	9 Months Ended
Sep. 30, 2023
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS

NOTE 5 – INTANGIBLE ASSETS

The Company’s intangible assets relate to the proprietary Cannabis CRM software the Company is Developing, Patents pending for the EZ-G device (Note 3) as well as the primary growing license for medical cannabis in Israel (Note 3). The Additions for the Software include cost of wages of the software developers for the time they spend on developing the Cannabis CRM software.

The additions for the Patents include the fair value attributed to the Patents upon the acquisition of ZC as well as transaction and other costs in the amount of $221,018.

	Software	License	Patents	Total
Cost
Balance, December 31, 2021	$450,429	$850,000	$-	$1,300,429
Additions	910,197	-	42,961,382	43,871,579
Translation differences	(32,325)	-	-	(32,385)

Balance, December 31, 2022	1,328,301	850,000	42,961,382	45,139,683
Additions	369,771	-	56,104	425,875
Translation differences	(132,405)	-	-	(132,405)

Balance, September 30, 2023	$1,565,667	$850,000	43,017,486	$45,433,153

Accumulated depreciation
Balance, December 31, 2021	$-	$-	-	$-
Depreciation	-	-	-	-
Balance, December 31, 2022	-	-	-	-
Depreciation	-	-	-	-
Balance, September 30, 2023	$-	$-	-	$-

Net book value
At December 31, 2022	$1,328,301	$850,000	42,961,382	$45,139,683
At September 30, 2023	$1,565,667	$850,000	43,017,486	$45,433,153

BYND CANNASOFT ENTERPRISES INC.

Consolidated Interim Statements of Cash Flows

For the nine months ended September 30, 2023 and 2022

(Expressed in Canadian dollars)

(Unaudited)